Note 11 - Income Taxes - Income Tax Provision (Benefit) (Details)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statutory federal rate (Dimensionless number)	34.00%	34.00%
State income taxes, net of federal income tax benefit (Dimensionless number)	(8.20%)	7.30%
Permanent differences for tax purposes (Dimensionless number)	35.40%	9.40%
Write-off of deferred tax asset attributable to change in ownership (see below) (Dimensionless number)	128.90%
Other (Dimensionless number)	3.10%	(10.40%)
(Dimensionless number)	125.20%	40.30%